Summary of Restricted Stock Units Activities (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs)
Number of RSUs
Nonvested at January 1, 2013	1,519,666
Granted
Forfeited	(300,000)
Vested	(319,666)
Nonvested at December 31, 2013	900,000
Weighted average grant date fair value
Nonvested at January 1, 2013	$ 1.43
Granted	$ 1.43
Forfeited	$ 1.43
Vested	$ 1.42
Nonvested at December 31, 2013	$ 1.43